Stock-Based Compensation Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Options granted	48,534
Weighted average fair value of options granted	$ 43.35
Number of options exercised	224,258	647,667
Increase in equity	$ 2,400	$ 6,000
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	32,800
Weighted average period for recognition	1 year 6 months
Restricted Stock Units [Member]
Options granted	108,080
Unrecognized compensation cost	$ 25,700
Weighted average period for recognition	3 years 4 months 24 days